Loans, Financings and Debentures - Summary of Guarantees of the Debtor Balance on Loans and Financings (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 14,772	R$ 14,398
Shares [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,141
Unsecured [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	157
Financial guarantee contracts [member] | Promissory Notes And Sureties [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	9,590
Financial guarantee contracts [member] | Receivables [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 3,884